Schedule of income tax expenses (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Current income tax expenses		$ 194,136	$ 914,309
Deferred income tax (benefits) expenses	$ (107,597)	(837,430)	393,433
Total income tax expenses (benefits)	$ (82,654)	$ (643,294)	$ 1,307,742